Our History and Summary of Various Transactions (Details) (Voting common stock) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Apr. 27, 2012
Voting common stock
Going private and merger immediately thereafter
Number of SGS shares contributed by Parent to MergerSub, as a percentage of all outstanding SGS shares		73,094
SGS shares contributed by Parent to MergerSub, as a percentage of all outstanding SGS shares (as a percent)		96.20%
Voting ownership percentage in each entity held by Sponsors, minimum	50.00%